Net borrowings (Tables)	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Information about Borrowings

	31 December 2018 £ million	30 June 2018 £ million	31 December 2017 £ million

Borrowings due within one year and bank overdrafts	(1,742)	(1,828)	(2,378)
Borrowings due after one year	(10,272)	(8,074)	(7,647)
Fair value of foreign currency forwards and swaps	195	107	82
Fair value of interest rate hedging instruments	20	(15)	(10)
Finance lease liabilities	(144)	(155)	(165)

	(11,943)	(9,965)	(10,118)
Cash and cash equivalents	1,591	874	920

	(10,352)	(9,091)	(9,198)